Quarterly Holdings Report
for
Fidelity® Environmental Bond Fund
November 30, 2025
ENB-NPRT1-0126
1.9901920.104
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (b)	199,084	169,256
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/2027 (b)	100,000	100,412
TOTAL UNITED STATES		269,668
TOTAL ASSET-BACKED SECURITIES (Cost $296,294)		269,668

Commercial Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (c)	160,000	142,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	188,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (c)	200,000	190,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	297,934
TOTAL UNITED STATES		922,692
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $936,994)		922,692

Foreign Government and Government Agency Obligations - 1.0%
		Principal Amount (a)	Value ($)
GERMANY - 0.8%
German Federal Republic 0% 8/15/2030 (d)	EUR	90,000	94,137
German Federal Republic 2.3% 2/15/2033 (d)	EUR	95,000	108,903
German Federal Republic 2.5% 2/15/2035 (d)	EUR	135,000	154,836
TOTAL GERMANY			357,876
URUGUAY - 0.2%
Uruguay Republic 5.75% 10/28/2034		100,000	107,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $456,451)			464,876

Non-Convertible Corporate Bonds - 35.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (d)	AUD	20,000	12,631
BELGIUM - 0.4%
Financials - 0.4%
Banks - 0.4%
KBC Group NV 4.932% 10/16/2030 (b)(c)		200,000	204,035
CANADA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
TELUS Corp 3.4% 5/13/2032		300,000	277,370
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(d)	EUR	100,000	123,135
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (d)	EUR	100,000	111,485
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)		39,000	41,138
GERMANY - 1.6%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF Finance GmbH 2% 5/6/2027 (d)	EUR	100,000	113,112
Financials - 0.9%
Banks - 0.6%
Commerzbank AG 3.625% 1/14/2032 (c)(d)	EUR	100,000	117,977
Volkswagen Bank GmbH 2.75% 6/19/2028 (d)	EUR	100,000	115,844
			233,821
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		150,000	157,256
TOTAL FINANCIALS			391,077

Materials - 0.0%
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (d)	EUR	10,000	11,922
Utilities - 0.5%
Electric Utilities - 0.2%
Amprion GmbH 3.875% 9/7/2028 (d)	EUR	100,000	119,527
Independent Power and Renewable Electricity Producers - 0.3%
RWE Finance US LLC 5.125% 9/18/2035 (b)		150,000	149,222
TOTAL UTILITIES			268,749

TOTAL GERMANY			784,860
IRELAND - 1.7%
Financials - 0.9%
Banks - 0.6%
AIB Group PLC 2.875% 5/30/2031 (c)(d)	EUR	125,000	145,139
Bank of Ireland Group PLC 5% 7/4/2031 (c)(d)	EUR	100,000	125,343
			270,482
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035		150,000	149,095
TOTAL FINANCIALS			419,577

Materials - 0.8%
Containers & Packaging - 0.8%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030		200,000	206,540
Smurfit Westrock Financing DAC 5.418% 1/15/2035		200,000	206,773
			413,313
TOTAL IRELAND			832,890
ITALY - 1.2%
Utilities - 1.2%
Electric Utilities - 0.8%
Enel Finance International NV 4.375% 9/30/2030 (b)		200,000	199,727
Enel Finance International NV 5.125% 6/26/2029 (b)		200,000	205,611
			405,338
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (b)		200,000	204,726
TOTAL ITALY			610,064
JAPAN - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.372% 7/27/2027 (b)		100,000	100,480
NTT Finance Corp 5.171% 7/16/2032 (b)		200,000	206,240

TOTAL JAPAN			306,720
LUXEMBOURG - 0.9%
Financials - 0.2%
Financial Services - 0.2%
Acef Holding SCA 1.25% 4/26/2030 (d)	EUR	100,000	106,926
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (d)	EUR	100,000	107,721
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (d)	EUR	100,000	122,092
P3 Group Sarl 4% 4/19/2032 (d)	EUR	100,000	117,634
			347,447
TOTAL LUXEMBOURG			454,373
NETHERLANDS - 0.8%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	100,000	124,090
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	90,551
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		14,000	14,124
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		41,000	41,696
			146,371
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV 1.5% 9/27/2031 (d)	EUR	100,000	103,509
TOTAL NETHERLANDS			373,970
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 4% 3/14/2029 (c)(d)	EUR	100,000	119,669
SPAIN - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		200,000	195,442
UNITED KINGDOM - 2.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		100,000	92,275
Financials - 1.3%
Banks - 1.3%
Barclays PLC 5.367% 2/25/2031 (c)		200,000	207,216
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(d)	EUR	100,000	119,803
NatWest Group PLC 3.673% 8/5/2031 (c)(d)	EUR	100,000	119,029
NatWest Group PLC 4.964% 8/15/2030 (c)		200,000	204,620
			650,668
Utilities - 0.8%
Electric Utilities - 0.2%
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	100,000	116,542
Water Utilities - 0.6%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (d)	EUR	100,000	118,983
South West Water Finance PLC 5.25% 9/15/2031 (d)	GBP	100,000	133,433
			252,416
TOTAL UTILITIES			368,958

TOTAL UNITED KINGDOM			1,111,901
UNITED STATES - 24.3%
Communication Services - 2.4%
Diversified Telecommunication Services - 1.5%
AT&T Inc 5.4% 2/15/2034		150,000	156,663
Verizon Communications Inc 2.55% 3/21/2031		50,000	45,747
Verizon Communications Inc 3.875% 2/8/2029		450,000	447,851
Verizon Communications Inc 5.05% 5/9/2033		100,000	103,185
			753,446
Entertainment - 0.2%
Netflix Inc 4.9% 8/15/2034		100,000	103,729
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035		120,000	120,273
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		120,000	116,943
			237,216
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 4.2% 10/1/2029		100,000	100,340
TOTAL COMMUNICATION SERVICES			1,194,731

Consumer Discretionary - 0.3%
Automobiles - 0.2%
General Motors Financial Co Inc 4.9% 10/6/2029		100,000	101,640
Leisure Products - 0.1%
Mattel Inc 5% 11/17/2030		41,000	41,368
TOTAL CONSUMER DISCRETIONARY			143,008

Consumer Staples - 2.1%
Beverages - 0.2%
PepsiCo Inc 3.9% 7/18/2032		100,000	98,730
Consumer Staples Distribution & Retail - 0.5%
Walmart Inc 1.8% 9/22/2031		300,000	267,911
Food Products - 1.4%
Bunge Ltd Finance Corp 4.1% 1/7/2028		55,000	55,137
Bunge Ltd Finance Corp 4.2% 9/17/2029		100,000	100,021
General Mills Inc 2.25% 10/14/2031		450,000	400,564
Mondelez International Inc 4.75% 8/28/2034		100,000	100,199
			655,921
TOTAL CONSUMER STAPLES			1,022,562

Financials - 9.2%
Banks - 3.9%
Bank of America Corp 5.425% 8/15/2035 (c)		100,000	103,064
Bank of America Corp 6.204% 11/10/2028 (c)		290,000	301,585
Citigroup Inc 4.542% 9/19/2030 (c)		100,000	100,913
Fifth Third Bancorp 4.895% 9/6/2030 (c)		100,000	101,731
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (b)		100,000	92,314
JPMorgan Chase & Co 4.255% 10/22/2031 (c)		300,000	300,351
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		150,000	152,452
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)		200,000	200,100
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		200,000	204,063
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)		100,000	104,230
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)		150,000	158,859
Wells Fargo & Co 5.244% 1/24/2031 (c)		55,000	57,149
			1,876,811
Capital Markets - 3.6%
Athene Global Funding 2.5% 3/24/2028 (b)		250,000	238,854
Blackstone Private Credit Fund 3.25% 3/15/2027		200,000	196,406
GA Global Funding Trust 5.2% 12/9/2031 (b)		150,000	151,738
GA Global Funding Trust 5.4% 1/13/2030 (b)		150,000	154,235
Moody's Corp 5% 8/5/2034		100,000	102,647
Morgan Stanley 4.356% 10/22/2031 (c)		150,000	150,162
Morgan Stanley 4.654% 10/18/2030 (c)		100,000	101,476
Morgan Stanley 5.23% 1/15/2031 (c)		79,000	81,711
Morgan Stanley 5.449% 7/20/2029 (c)		150,000	155,022
MSCI Inc 5.15% 3/15/2036		14,000	13,983
MSCI Inc 5.25% 9/1/2035		28,000	28,313
Nuveen LLC 5.55% 1/15/2030 (b)		18,000	18,815
S&P Global Inc 2.7% 3/1/2029		400,000	383,901
			1,777,263
Consumer Finance - 0.6%
Capital One Financial Corp 7.149% 10/29/2027 (c)		100,000	102,527
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	200,979
			303,506
Financial Services - 0.2%
Mastercard Inc 4.35% 1/15/2032		100,000	100,981
Insurance - 0.9%
Arthur J Gallagher & Co 5% 2/15/2032		12,000	12,281
Arthur J Gallagher & Co 5.15% 2/15/2035		150,000	152,305
Assurant Inc 5.55% 2/15/2036		47,000	47,822
Pine Street Trust III 6.223% 5/15/2054 (b)		200,000	205,121
			417,529
TOTAL FINANCIALS			4,476,090

Health Care - 2.2%
Health Care Providers & Services - 1.6%
CVS Health Corp 4.3% 3/25/2028		200,000	200,556
CVS Health Corp 5.25% 1/30/2031		100,000	103,587
CVS Health Corp 5.875% 6/1/2053		50,000	49,401
Humana Inc 5.375% 4/15/2031		122,000	126,222
Icon Investments Six DAC 6% 5/8/2034		200,000	211,730
Kaiser Foundation Hospitals 3.15% 5/1/2027		50,000	49,541
UnitedHealth Group Inc 5.3% 6/15/2035		49,000	51,063
			792,100
Pharmaceuticals - 0.6%
Merck & Co Inc 1.9% 12/10/2028		300,000	283,578
TOTAL HEALTH CARE			1,075,678

Industrials - 0.5%
Ground Transportation - 0.3%
Uber Technologies Inc 4.8% 9/15/2034		100,000	100,560
Uber Technologies Inc 4.8% 9/15/2035		18,000	17,992
			118,552
Marine Transportation - 0.2%
AP Moller - Maersk A/S 5.875% 9/14/2033 (b)		100,000	106,980
Professional Services - 0.0%
Verisk Analytics Inc 4.5% 8/15/2030		11,000	11,089
TOTAL INDUSTRIALS			236,621

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 4.75% 10/6/2032		32,000	32,085
Dell International LLC / EMC Corp 4.85% 2/1/2035		100,000	99,086
			131,171
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc 1.7% 10/1/2028		300,000	282,623
Broadcom Inc 4.55% 2/15/2032		200,000	202,366
Broadcom Inc 4.9% 7/15/2032		150,000	154,342
			639,331
Software - 0.7%
Autodesk Inc 2.4% 12/15/2031		300,000	268,288
Oracle Corp 4.8% 9/26/2032		29,000	28,510
Oracle Corp 5.2% 9/26/2035		27,000	26,457
			323,255
TOTAL INFORMATION TECHNOLOGY			1,093,757

Materials - 0.4%
Chemicals - 0.4%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	199,997
Real Estate - 1.8%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032		150,000	132,588
Health Care REITs - 0.5%
Healthpeak OP LLC 2.125% 12/1/2028		150,000	141,192
Healthpeak OP LLC 5.375% 2/15/2035		100,000	102,851
			244,043
Office REITs - 0.0%
Boston Properties LP 6.75% 12/1/2027		22,000	23,032
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	51,821
UDR Inc 1.9% 3/15/2033		525,000	434,813
			486,634
TOTAL REAL ESTATE			886,297

Utilities - 3.2%
Electric Utilities - 2.3%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		200,000	183,102
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	315,308
MidAmerican Energy Co 5.35% 1/15/2034		150,000	157,944
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		100,000	98,365
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	51,826
Public Service Electric and Gas Co 4.65% 3/15/2033		100,000	101,140
Washington Natural Gas Co 5.448% 6/1/2053		100,000	97,629
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	50,920
			1,056,234
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 2.45% 1/15/2031		400,000	362,889
Multi-Utilities - 0.2%
New York State Electric & Gas Corp 5.3% 8/15/2034 (b)		100,000	103,395
TOTAL UTILITIES			1,522,518

TOTAL UNITED STATES			11,851,259
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,181,598)			17,410,942

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(e)	EUR	100,000	116,097
NETHERLANDS - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 4.625% (c)(d)(e)	EUR	100,000	122,192
TOTAL PREFERRED SECURITIES (Cost $221,136)			238,289

U.S. Government Agency - Mortgage Securities - 12.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 12.9%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	195,622	171,555
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	103,860	96,327
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	145,993	136,316
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	175,020	143,564
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	82,995	71,025
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	825,496	737,485
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	496,994	489,369
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	245,609	246,008
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	174,218	174,665
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	178,923	179,550
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	90,768	91,001
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	123,201	125,073
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	72,696	73,959
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	49,267	51,078
Freddie Mac Gold Pool 1.5% 12/1/2031	125,899	119,834
Freddie Mac Gold Pool 2% 1/1/2052	663,786	543,450
Freddie Mac Gold Pool 2% 3/1/2052	196,738	161,072
Freddie Mac Gold Pool 2% 4/1/2051	71,233	58,431
Freddie Mac Gold Pool 2.5% 2/1/2052	655,189	560,690
Freddie Mac Gold Pool 2.5% 3/1/2052	833,915	713,639
Freddie Mac Gold Pool 3.5% 6/1/2052	74,204	68,857
Freddie Mac Gold Pool 4% 12/1/2052	292,521	280,153
Freddie Mac Gold Pool 5% 6/1/2053	167,099	167,684
Freddie Mac Gold Pool 5.5% 10/1/2053	157,169	159,557
Freddie Mac Gold Pool 6.5% 1/1/2053	44,844	46,618
Freddie Mac Gold Pool 6.5% 6/1/2053	39,230	40,740
Ginnie Mae II Pool 2% 2/20/2051	166,316	138,657
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (f)	175,000	148,982
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (f)	350,000	297,883
TOTAL UNITED STATES		6,293,222
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,448,617)		6,293,222

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 1.5% 9/15/2031 (Cost $199,979)	200,000	176,213

U.S. Treasury Obligations - 44.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.08	500,000	494,444
US Treasury Bonds 2% 11/15/2041 (h)	2.12 to 2.14	1,770,000	1,260,364
US Treasury Bonds 3.625% 5/15/2053	4.00	75,000	62,499
US Treasury Bonds 4.125% 8/15/2053	4.73	150,000	136,787
US Treasury Bonds 4.25% 2/15/2054	4.03 to 4.79	570,000	530,790
US Treasury Bonds 4.25% 8/15/2054	3.97 to 4.97	530,000	493,583
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.80	530,000	514,763
US Treasury Bonds 4.625% 2/15/2055	4.50 to 5.05	1,720,000	1,705,888
US Treasury Bonds 4.625% 5/15/2054	4.43 to 4.64	350,000	346,965
US Treasury Bonds 4.75% 11/15/2053	4.05 to 4.52	190,000	191,930
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.93	700,000	708,422
US Treasury Bonds 4.75% 8/15/2055	4.73	180,000	182,250
US Treasury Notes 2.875% 5/15/2032	3.00	63,000	59,860
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	53,000
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	1,450,000	1,444,902
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.82	730,000	732,538
US Treasury Notes 3.875% 8/31/2032	3.86 to 3.87	950,000	955,604
US Treasury Notes 3.875% 9/30/2029	3.46	55,000	55,629
US Treasury Notes 4% 1/31/2031	4.16 to 4.72	800,000	813,750
US Treasury Notes 4% 2/28/2030	4.10	200,000	203,336
US Treasury Notes 4% 4/30/2032	3.93	350,000	355,141
US Treasury Notes 4% 5/31/2030	3.93	250,000	254,307
US Treasury Notes 4% 6/30/2032	4.18	400,000	405,641
US Treasury Notes 4% 7/31/2030	3.78 to 4.42	1,690,000	1,719,179
US Treasury Notes 4.125% 10/31/2031	4.39	300,000	306,727
US Treasury Notes 4.125% 11/30/2031	4.13	100,000	102,238
US Treasury Notes 4.125% 2/28/2027	4.05	600,000	603,797
US Treasury Notes 4.125% 2/29/2032	3.88 to 4.19	1,330,000	1,358,990
US Treasury Notes 4.125% 3/31/2032	4.23	350,000	357,615
US Treasury Notes 4.125% 7/31/2031	3.96 to 4.19	1,550,000	1,585,401
US Treasury Notes 4.25% 11/15/2034	4.45	330,000	337,399
US Treasury Notes 4.25% 2/28/2029	4.21	105,000	107,334
US Treasury Notes 4.25% 2/28/2031	4.21	150,000	154,377
US Treasury Notes 4.25% 5/15/2035	4.25 to 4.40	1,120,000	1,143,100
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	490,000	499,494
US Treasury Notes 4.375% 11/30/2030	3.96	300,000	310,313
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.34	800,000	840,468
US Treasury Notes 4.625% 9/30/2028	4.60	190,000	195,774
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,810,416)			21,584,599

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $1,731,677)	4.02	1,731,331	1,731,677

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $49,283,162)	49,092,178
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(169,263)
NET ASSETS - 100.0%	48,922,915

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(350,000)	(297,883)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(297,883)

TOTAL TBA SALE COMMITMENTS (Proceeds $297,377)		(297,883)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	4	3/31/2026	439,031	1,150	1,150

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	10	12/8/2025	1,368,633	(1,627)	(1,627)
Eurex Euro-Bund Contracts (Germany)	3	12/8/2025	448,638	(3,358)	(3,358)
Eurex Euro-Schatz Contracts (Germany)	6	12/8/2025	744,771	764	764

TOTAL SOLD					(4,221)

TOTAL FUTURES CONTRACTS					(3,071)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 5.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	45,000	USD	52,217	BNP Paribas SA	12/2/2025	(1)
EUR	7,000	USD	8,114	Citibank NA	12/11/2025	12
USD	12,353	AUD	19,000	JPMorgan Chase Bank NA	12/11/2025	(96)
USD	2,842,947	EUR	2,469,000	BNP Paribas SA	12/11/2025	(23,436)
USD	56,887	EUR	49,000	BNP Paribas SA	12/11/2025	0
USD	146,147	GBP	112,000	JPMorgan Chase Bank NA	12/11/2025	(2,108)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(25,629)
Unrealized Appreciation						12
Unrealized Depreciation						(25,641)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,226,138 or 6.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,001,711 or 6.1% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,724.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,361,549	2,552,076	3,181,924	19,715	(24)	-	1,731,677	1,731,331	0.0%
Total	2,361,549	2,552,076	3,181,924	19,715	(24)	-	1,731,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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